Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Trade and Other Receivables

	June 30, 2021	December 31, 2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	1,010	1,190
Value added tax and income tax receivable	462	468
Other	21	23
	1,493	1,681